Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 60,367,700	¥ 56,802,170
Carrying amount of variable interests, Liabilities	56,759,041	53,221,171
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	5,038,000	5,278,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	5,252,000	5,445,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	23,000	23,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	23,000	23,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	72,000	80,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	72,000	80,000
Variable Interest Entity, Not Primary Beneficiary [Member] | CMBS and RMBS [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,035,000	3,288,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,035,000	3,288,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	143,000	129,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	143,000	129,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Private equity and debt investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	24,000	23,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	24,000	23,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	1,711,000	1,712,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	1,711,000	1,712,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	30,000	23,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	30,000	23,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 214,000	¥ 167,000